CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (Class C [Member], USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Class C [Member]
Comprehensive income (loss):
Class C minimum dividends (in dollars per share)	$ 0.35	$ 0.57